Form N-PX
                      Annual Report of Proxy Voting Record
                of Aetos Capital Long/Short Strategies Fund, LLC

                  Investment Company Act File Number: 811-21058

                                   Registrant
                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
                                 (212) 201-2500

                           Principal Executive Offices
                                 James M. Allwin
                               Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022

                                Agent for Service
                          Leonard B. Mackey, Jr., Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                               New York, NY 10019

                       Date of Fiscal Year End: January 31
             Date of Reporting Period: July 1, 2004 to June 30, 2005


The Aetos Capital Long/Short Strategies Fund, LLC did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

                                   Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                  Aetos Capital Long/Short Strategies Fund, LLC

                  By: /s/ Scott D Sawyer

                  Treasurer

                  Date: August 30, 2005